INVENTORY (Tables)	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,		September 30,
	2011	2012	2013
Raw materials	$118,546	$91,814	$-
Finished product	178,445	184,830	59,209
Total	$296,991	$276,644	$59,209